Offsetting of Financial Assets and Financial Liabilities (Information of Offsetting of Financial Assets and Financial Liabilities) (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2016	Mar. 31, 2016
Offsetting Financial Assets And Financial Liabilities [Line Items]
Derivative assets, Gross amounts recognized	[1]	¥ 15,916	¥ 14,130
Derivative assets, Gross amounts offset on the balance sheet	[1]	0	0
Derivative assets, Net amounts presented on the balance sheet	[1],[2]	15,916	14,130
Derivative assets, Amounts not offset on the balance sheet, Financial instruments	[1],[3],[4]	(13,562)	(12,167)
Derivative assets, Amounts not offset on the balance sheet, Cash collateral	[1],[3]	(709)	(599)
Derivative assets, Net amounts	[1]	1,645	1,364
Receivables under resale agreements, Gross amounts recognized	[1]	9,068	7,490
Receivables under resale agreements, Gross amounts offset on the balance sheet	[1]	0	0
Receivables under resale agreements, Net amounts presented on the balance sheet	[1],[2]	9,068	7,490
Receivables under resale agreements, Amounts not offset on the balance sheet, Financial instruments	[1],[3],[4]	(9,028)	(7,461)
Receivables under resale agreements, Amounts not offset on the balance sheet, Cash collateral	[1],[3]	0	0
Receivables under resale agreements, Net amounts	[1]	40	29
Receivables under securities borrowing transactions, Gross amounts recognized	[1]	3,060	3,327
Receivables under securities borrowing transactions, Gross amounts offset on the balance sheet	[1]	0	0
Receivables under securities borrowing transactions, Net amounts presented on the balance sheet	[1],[2]	3,060	3,327
Receivables under securities borrowing transactions, Amounts not offset on the balance sheet, Financial instruments	[1],[3],[4]	(3,046)	(3,318)
Receivables under securities borrowing transactions, Amounts not offset on the balance sheet, Cash collateral	[1],[3]	0	0
Receivables under securities borrowing transactions, Net amounts	[1]	14	9
Financial assets, Gross amounts recognized, Total	[1]	28,044	24,947
Financial assets, Gross amounts offset on the balance sheet, Total	[1]	0	0
Financial assets, Net amounts presented on the balance sheet, Total	[1],[2]	28,044	24,947
Financial assets, Amounts not offset on the balance sheet, Financial instruments, Total	[1],[3],[4]	(25,636)	(22,946)
Financial assets, Amounts not offset on the balance sheet, Cash collateral, Total	[1],[3]	(709)	(599)
Financial assets, Net amounts, Total	[1]	1,699	1,402
Derivative liabilities, Gross amounts recognized	[1]	15,152	13,652
Derivative liabilities, Gross amounts offset on the balance sheet	[1]	0	0
Derivative liabilities, Net amounts presented on the balance sheet	[1],[2]	15,152	13,652
Derivative liabilities, Amounts not offset on the balance sheet, Financial instruments	[1],[3],[4]	(13,471)	(12,043)
Derivative liabilities, Amounts not offset on the balance sheet, Cash collateral	[1],[3]	(910)	(748)
Derivative liabilities, Net amounts	[1]	771	861
Payables under repurchase agreements, Gross amounts recognized	[1]	17,250	16,507
Payables under repurchase agreements, Gross amounts offset on the balance sheet	[1]	0	0
Payables under repurchase agreements, Net amounts presented on the balance sheet	[1],[2]	17,250	16,507
Payables under repurchase agreements, Amounts not offset on the balance sheet, Financial instruments	[1],[3],[4]	(17,142)	(16,464)
Payables under repurchase agreements, Amounts not offset on the balance sheet, Cash collateral	[1],[3]	0	0
Payables under repurchase agreements, Net amounts	[1]	108	43
Payables under securities lending transactions, Gross amounts recognized	[1]	1,188	2,538
Payables under securities lending transactions, Gross amounts offset on the balance sheet	[1]	0	0
Payables under securities lending transactions, Net amounts presented on the balance sheet	[1],[2]	1,188	2,538
Payables under securities lending transactions, Amounts not offset on the balance sheet, Financial instruments	[1],[3],[4]	(1,180)	(2,531)
Payables under securities lending transactions, Amounts not offset on the balance sheet, Cash collateral	[1],[3]	0	0
Payables under securities lending transactions, Net amounts	[1]	8	7
Financial liabilities, Gross amounts recognized, Total	[1]	33,590	32,697
Financial liabilities, Gross amounts offset on the balance sheet, Total	[1]	0	0
Financial liabilities, Net amounts presented on the balance sheet, Total	[1],[2]	33,590	32,697
Financial liabilities, Amounts not offset on the balance sheet, Financial instruments, Total	[1],[3],[4]	(31,793)	(31,038)
Financial liabilities, Amounts not offset on the balance sheet, Cash collateral, Total	[1],[3]	(910)	(748)
Financial liabilities, Net amounts, Total	[1]	¥ 887	¥ 911

[1]	Amounts relating to master netting arrangements or similar agreements where the MHFG Group does not have the legal right of set-off or where uncertainty exists as to the enforceability of these agreements are excluded. For derivatives, the table includes amounts relating to over-the-counter ("OTC") andOTC-cleared derivatives that are subject to enforceable master netting arrangements or similar agreements.
[2]	Derivative assets and liabilities are recorded in Trading account assets and Trading account liabilities, respectively.
[3]	Amounts do not exceed the net amounts presented on the balance sheet and do not include the effect of overcollateralization, where it exists.
[4]	For derivatives, amounts include derivative assets or liabilities and securities collateral that are eligible for offsetting under enforceable master netting arrangements or similar agreements.